Income Taxes (Details)	12 Months Ended
Dec. 31, 2024
Taiwan, Republic of China [Member]
Income Taxes [Line Items]
Percentage of sales tax rate	5.00%
Applicable income tax rate	20.00%
China, PRC [Member]
Income Taxes [Line Items]
Enterprise income tax rate, percentage	25.00%